S000033312 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.54%
Morningstar® US Market Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.30%	13.03%	11.45%
FlexShares Morningstar US Market Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		19.93%	12.89%	11.31%
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.51%	12.43%	10.83%
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.98%	10.18%	9.21%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar® U.S. Market Factor Tilt IndexSM to the Russell 3000 Index. The Fund will continue to compare its performance to the Morningstar® U.S. Market Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.